LEASES - Amounts recognized as income for extensions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Amounts recognized as income for extensions	$ 29,439	$ 34,685
Financial leases income	3,879,188	2,461,456	$ 1,440,493
Technological equipment
LEASES
Amounts recognized as income for extensions	20,717	30,075
Buildings
LEASES
Amounts recognized as income for extensions	8,088	3,905
Machinery and equipment
LEASES
Amounts recognized as income for extensions	532	498
Vehicles
LEASES
Amounts recognized as income for extensions	$ 102	206
Furniture and fixtures
LEASES
Amounts recognized as income for extensions		$ 1